Financial Instruments (Details 2)	6 Months Ended
May 31, 2018 USD ($)
Undiscounted future cash flows	$ 5,268,015
Less Than 3 Months [Member]
Undiscounted future cash flows	3,904,565
Three To Six Months [Member]
Undiscounted future cash flows	1,363,450
Six To Nine Months [Member]
Undiscounted future cash flows	0
Nine Months To One Year [Member]
Undiscounted future cash flows	0
Greater Than One Year [Member]
Undiscounted future cash flows	0
Accounts Payable [Member]
Third parties	2,931,487
Accounts Payable [Member] | Less Than 3 Months [Member]
Third parties	2,931,487
Accounts Payable [Member] | Three To Six Months [Member]
Third parties	0
Accounts Payable [Member] | Six To Nine Months [Member]
Third parties	0
Accounts Payable [Member] | Nine Months To One Year [Member]
Third parties	0
Accounts Payable [Member] | Greater Than One Year [Member]
Third parties	0
Accrued Liabilities [Member]
Third parties	708,575
Accrued Liabilities [Member] | Less Than 3 Months [Member]
Third parties	708,575
Accrued Liabilities [Member] | Three To Six Months [Member]
Third parties	0
Accrued Liabilities [Member] | Six To Nine Months [Member]
Third parties	0
Accrued Liabilities [Member] | Nine Months To One Year [Member]
Third parties	0
Accrued Liabilities [Member] | Greater Than One Year [Member]
Third parties	0
Employee Costs Payable [Member]
Related parties	223,698
Employee Costs Payable [Member] | Less Than 3 Months [Member]
Related parties	223,698
Employee Costs Payable [Member] | Three To Six Months [Member]
Related parties	0
Employee Costs Payable [Member] | Six To Nine Months [Member]
Related parties	0
Employee Costs Payable [Member] | Nine Months To One Year [Member]
Related parties	0
Employee Costs Payable [Member] | Greater Than One Year [Member]
Related parties	0
Unsecured Convertible Debentures [Member]
Related parties	1,404,255
Unsecured Convertible Debentures [Member] | Less Than 3 Months [Member]
Related parties	40,805
Unsecured Convertible Debentures [Member] | Three To Six Months [Member]
Related parties	1,363,450
Unsecured Convertible Debentures [Member] | Six To Nine Months [Member]
Related parties	0
Unsecured Convertible Debentures [Member] | Nine Months To One Year [Member]
Related parties	0
Unsecured Convertible Debentures [Member] | Greater Than One Year [Member]
Related parties	$ 0